Condensed Financial Information of the Company (Details) - Schedule of condensed balance sheets - Previously Reported [Member] ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,510	$ 219	¥ 27,150
Restricted cash			12,046
Short-term investments	14,160	2,055	68,575
Amounts due from subsidiaries			2,081,389
Total current assets and total assets	15,670	2,274	2,189,160
Current liabilities:
Short-term loans	1,516	220
Loan payables	31,001	4,500
Accrued expenses and other current liabilities	56,884	8,257	13,019
Long-term loan, current portion	421,880	61,240	400,932
Total current liabilities	511,281	74,217	413,951
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	4,620,700	670,734	5,934,617
Convertible Senior Notes	241,115	35,000	226,114
Amounts due to subsidiaries			246,127
Total non-current liabilities	4,861,815	705,734	6,406,858
Total liabilities	5,373,096	779,951	6,820,809
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	5,829,135	846,151	5,337,962
Treasury stock			(344)
Statutory reserves	16,427	2,385	16,427
Accumulated deficits	(11,242,003)	(1,631,877)	(10,078,429)
Accumulated other comprehensive income	38,918	5,650	92,693
Total shareholders’ equity	(5,357,426)	(777,677)	(4,631,649)
Total liabilities and shareholders’ equity	15,670	2,274	2,189,160
Class A Ordinary Shares
Shareholders’ equity
Class A ordinary shares	97	14	26
Class B Ordinary Shares
Shareholders’ equity
Class B ordinary shares			¥ 16